LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
LEASES

The Company adopted ASU 2016-02 (Topic 842) effective January 1, 2019 using the modified retrospective adoption method which allowed it to initially apply the new standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit. In connection with the adoption of the new lease pronouncement, the Company recorded a charge to accumulated deficit of $847.

A reconciliation of lease obligations for the quarter ended March 31, 2021, is as follows:

(in thousands)
Lease Liability
December 31, 2020	$38,834
Additions	-
Lease principal payments	(31)
March 31, 2021	$38,803

Lease obligation, current portion	$2,915
Lease obligation, long-term portion	$35,888

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the quarter ended March 31, 2021, are as follows:

(in thousands)	2021
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

(1) Included in cost of goods sold and general and administrative in the consolidated statement of operations.
(2) Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of December 31, 2020 were a weighted average remaining lease term of 18.1 years and a weighted average discount rate of 6.0%.

The future lease payments with initial remaining terms in excess of one year as of March 31, 2021 were as follows:

(in thousands)	March 31, 2021
Balance of 2021	$1,768
2022 -2023	5,138
2024 -2025	3,843
2026 - and beyond	28,054
Total	$38,803

The Company adopted IFRS 16 - Leases effective January 1, 2019 using the modified retrospective adoption method which allowed it to initially apply the new standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of accumulated deficit. In connection with the adoption of the new lease pronouncement, the Company recorded a charge to accumulated deficit of $847.

A reconciliation of lease obligations for the year ended December 31, 2020 was comprised of the following:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

(in thousands)
Lease Liability
December 31, 2019	$33,805
Additions	120
Lease reassessment	7,310
Lease principal payments	(2,401)
December 31, 2020	$38,834

Lease obligation, current portion	$2,301
Lease obligation, long-term portion	$36,533

All extension options that are reasonably certain to be exercised have been included in the measurement of lease obligations. The Company reassesses the likelihood of extension option exercise if there is a significant event or change in circumstances within its control.

The components of lease expense for the year ended December 31, 2020 were as follows:

Year Ended December 31,
(in thousands)	2020
Amortization of leased assets(1)	$3,250
Interest on lease liabilities(2)	1,866
Total	$5,116

(1) Included in cost of goods sold and general and administrative in the consolidated statement of operations.
(2) Included in interest expense in the consolidated statement of operations.

The key assumptions used in accounting for leases as of December 31, 2020 were a weighted average remaining lease term of 18.1 years and a weighted average discount rate of 6.0%.

The future lease payments with initial remaining terms in excess of one year as of December 31, 2020 were as follows:

(in thousands)	December 31, 2020
1 - 3 years	$14,138
4 - 5 Years	7,361
Greater than 5 years	17,335
Total	$38,834